Convertible Notes Payables	12 Months Ended
Dec. 31, 2024
Convertible Notes Payables [Abstract]
Convertible Notes Payables

Note 12. Convertible Notes Payables

During the year ended December 31, 2022, the Company issued a series of Convertible Loan Note (“Note”) in aggregate principal amount of $3,333,200 to various individual investors with identical terms, in which on August 29, 2022, the Notes in aggregate principal amount of $2,920,800 have been converted to 400 ordinary shares of the Company. As a result of the share forward split, the converted ordinary shares became 1,040,000. As of December 31, 2022, the carrying value of convertible notes payable was $412,400.

During the year ended December 31, 2023, the Company issued a series of Convertible Loan Note (“Note”) in aggregate principal amount of $1,489,200 to various individual investors with identical terms. None of the Notes have been converted to ordinary shares of the Company. As of December 31, 2023, the carrying value of convertible notes payable was the aggregate principal amount of the Notes of $2,480,987.

Pursuant to the terms in the Note agreements, these Note will mature in 12 months to 18 months from the funding date and bear interest at a rate of 10% per annum, to be accrued and payable at the maturity date. The Company is obligated to redeem the loan in cash on the principal amount together with all interest accrued in full on the maturity date in the absence of a public listing or conversion to shares. On October 19, 2023, the Convertible Loan Note bearers signed the lock-up agreements to agree that their Notes will be converted after 180 days from the date of closing of the Initial Public Offering (the “Lock-Up Period”). The anticipated conversion date is April 17, 2024. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares. The clause relating to their right of conversion is replaced with a full cash settlement of their Notes bearing interest at the rate of 10% per annum. The settlement shall be made (a) on the date falling six (6) months from October 19, 2023 (“Settlement Date”), and (b) in such manner to be agreed in writing between the Lender and the Borrower on or prior to the Settlement Date.

On June 13, 2024, the Company issued a convertible note with face value of $2,400,000 in exchange for $2,000,000 funding. On November 11, 2024, a portion of the note in the amount of $900,000 was settled by issuance of ordinary shares. As of December 31, 2024, the carrying value of convertible notes payable was $945,833.